Stockholders' Equity	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Stockholders' Equity
Stockholders’ Equity
As of December 31, 2013, the Company had 152,983,101 shares of Common Stock outstanding.
As of December 31, 2013, approximately $305.3 million remained available for issuance under the Company's $600 million “at the market” stock offering program. No shares were issued under the “at the market” stock offering program during the year ended December 31, 2013.
During the year ended December 31, 2013, the Company did not issue any shares of Common Stock upon the exercise of options to purchase Common Stock by employees. During the year ended December 31, 2012, the Company issued 22,823 shares of Common Stock upon the exercise of options to purchase Common Stock by certain employees.
During the years ended December 31, 2013 and 2012, the Company issued 929,441 and 1,110,660 shares of Common Stock, respectively, in connection with the redemption of an equal number of OP Units.
On January 29, 2013, the Company paid a dividend in the amount of $0.65 per share of Common Stock to shareholders of record as of the close of business on December 31, 2012. On April 30, 2013, the Company paid a dividend in the amount of $0.65 per share of Common Stock to shareholders of record as of the close of business on March 29, 2013. On July 31, 2013, the Company paid a dividend in the amount of $0.65 per share of Common Stock to shareholders of record as of the close of business on June 28, 2013. On October 31, 2013, the Company paid a dividend in the amount of $0.65 per share of Common Stock to shareholders of record as of the close of business on September 30, 2013.
On November 27, 2013, the Company's Board of Directors declared a special cash dividend of $2.25 per share of Common Stock payable on January 29, 2014 to shareholders of record as of the close of business on December 31, 2013. The special cash dividend was in addition to the regular quarterly dividend of $0.65 per share of Common Stock declared by the Company's Board of Directors and payable on January 29, 2014 to shareholders of record as of the close of business on December 31, 2013.

On March 27, 2013, the Company completed an underwritten public offering of 80,000 shares (8,000,000 depositary shares each representing 1/100th of a share) of its newly designated 5.25% Series B Cumulative Redeemable Preferred Stock, at a price of $2,500.00 per share ($25.00 per depositary share). The net proceeds from this offering were approximately $193.6 million, after deducting the underwriting discount and transaction expenses. The Company contributed the net proceeds to the Operating Partnership in exchange for 80,000 Series B Preferred Units having terms and preferences generally mirroring those of the Series B Preferred Stock. The Company will pay cumulative cash dividends on the Series B Preferred Stock at a rate of 5.25% per annum of the $2,500.00 liquidation preference per share. The Company may not redeem the Series B Preferred Stock prior to March 27, 2018, except in certain circumstances relating to the preservation of the Company's REIT status. On or after March 27, 2018, the Company, at its option, may redeem the Series B Preferred Stock for a cash redemption price of $2,500.00 per share ($25.00 per depositary share), plus all accrued and unpaid dividends. The Series B Preferred Stock is not redeemable by the holders, has no maturity date and is not convertible into any other security of the Company or its affiliates.
On May 15, 2013, the Company paid a dividend on its outstanding Series B Preferred Stock of $32.8125 per share. On August 15, 2013, the Company paid a dividend on its outstanding Series B Preferred Stock of $32.8125 per share. On November 15, 2013, the Company paid a dividend on its outstanding Series B Preferred Stock of $32.8125 per share. On November 27, 2013, the Company's Board of Directors declared a dividend of $32.8125 per share of Series B Preferred Stock payable on February 18, 2014 to shareholders of record as of the close of business on February 7, 2014.

During the year ended December 31, 2013, the Company issued 419,116 shares of Common Stock in connection with the exchange by holders of its Operating Partnership's 3.75% Exchangeable Senior Notes due 2036 (See Note 8).